Taxes on Income (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 22, 2017	Aug. 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income (Textual)
Income tax rate			23.00%	23.00%	24.00%
Tax loss carry forward			$ 33,659
Capital loss			893
Net change in total valuation allowance			$ 910
Tax credit carryforward, description		The tax rate on preferred income from a preferred enterprise in 2014-2016 will be 9% in certain areas in Israel ("Development Area A") and 16% in other areas. In 2017, the tax rate at Development Area A was reduced to 7.5%.
Subject to tax at a rate			4.00%
Companies foreign currency exchange rate			90.00%
U.S. subsidiary [Member]
Taxes on Income (Textual)
Income tax rate			21.00%
Tax loss carry forward			$ 6,246
Tax credit carryforward, description	U.S. federal corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017.		Such losses are available to offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2020-2026 for federal tax purposes.
Brazilian subsidiary [Member]
Taxes on Income (Textual)
Income tax rate			34.00%
Tax loss carry forward			$ 3,265
Maximum offset percentage of taxable income for tax period			30.00%
Indian subsidiary [Member]
Taxes on Income (Textual)
Income tax rate			22.00%
Research and Development Expense [Member]
Taxes on Income (Textual)
Tax loss carry forward			$ 11,810
Development area A [Member]
Taxes on Income (Textual)
Income tax rate			7.50%
Other areas [Member]
Taxes on Income (Textual)
Income tax rate			12.00%